THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING RATE HEDGE ETF JUNE 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 59.6%	Face Amount	Value

United States Treasury Bill
1.076%, 07/26/22 (A)(B)	$3,000,000	$2,997,820
United States Treasury Bill
1.010%, 08/02/22 (A)(B)	3,000,000	2,996,924
United States Treasury Bill
1.426%, 08/16/22 (A)(B)	3,000,000	2,994,800
United States Treasury Bill
1.472%, 08/23/22 (A)(B)	3,000,000	2,993,493
United States Treasury Bill
0.862%, 07/05/22 (A)(B)	3,000,000	2,999,612
United States Treasury Bill
1.094%, 07/12/22 (A)(B)	3,000,000	2,999,083
United States Treasury Bill
0.809%, 07/19/22 (A)(B)	2,000,000	1,998,939

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,981,032)		19,980,671

EXCHANGE TRADED FUNDS — 26.7%	Shares	Value

Financial Select Sector SPDR Fund	113,123	3,557,718
Health Care Select Sector SPDR Fund	42,070	5,395,057

TOTAL EXCHANGE TRADED FUNDS (Cost $9,211,594)		8,952,775

TOTAL INVESTMENTS — 86.3% (Cost $29,192,626)		$28,933,446

Percentages are based on Net Assets of $33,533,480.

The open futures contracts held by the Fund at June 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Euro$	1,000	Jun-2023	$242,681,107	$241,412,500	$(1,268,607)
CAD Currency	302	Sep-2022	23,743,053	23,465,400	(277,653)
U.S. 2-Year Treasury Note	738	Oct-2022	155,328,825	154,991,531	(337,294)

			421,752,985	419,869,431	(1,883,554)

Short Contracts
90-Day Euro$	(1,200)	Jun-2024	$(292,987,639)	$(291,330,000)	$1,657,639
Japanese 10-Year Bond	(15)	Sep-2022	(16,530,792)	(16,429,466)	10,668
Japanese Yen	(109)	Sep-2022	(10,223,653)	(10,103,619)	120,034
U.S. 5-Year Treasury Note	(1,561)	Oct-2022	(176,007,680)	(175,222,250)	785,431
Ultra 10-Year U.S. Treasury Note	(349)	Sep-2022	(44,945,169)	(44,453,875)	491,294

			(540,694,933)	(537,539,210)	3,065,066

			$(118,941,948)	$(117,669,779)	$1,181,512

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING RATE HEDGE ETF JUNE 30, 2022 (Unaudited)

(A)	At amortized cost
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

CAD — Canadian Dollar

ETF — Exchange Traded Fund

SPDR—Standard & Poor’s Depository Receipt

The following is a list of the inputs used as of June 30, 2022, in valuing the Fund’s investments carried at value :

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$19,980,671	$—	$19,980,671
Exchange Traded Funds	8,952,775	—	—	8,952,775

Total Investments in Securities	$8,952,775	$19,980,671	$—	$28,933,446

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$3,065,066	$—	$—	$3,065,066
Unrealized Depreciation	(1,883,554)	—	—	(1,883,554)

Total Other Financial Instruments	$1,181,512	$—	$—	$1,181,512

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ADV-QH-001-0200